Construction in Progress (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Construction in Progress, Gross	$ 2,319,560	$ 91,466	$ 91,466	$ 75,498
Construction in Progress Expenditures Incurred but Not yet Paid	6,160,000	6,160,000
Additional Funds Required to Complete Construction [Member]
Construction in Progress Expenditures Incurred but Not yet Paid	$ 3,840,000